Investment Strategy	Sep. 30, 2025
Allspring Common Stock Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
We invest principally in common stocks of small-and medium-capitalization domestic and foreign companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index at the time of purchase. The ranges of the Russell 2000® Index and the Russell Midcap® Index were approximately $1.27 million to $31.28 billion and $1.03 billion to $101.64 billion, respectively, as of December 31, 2025, and are expected to change frequently.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries). Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. We may sell a holding when its price no longer offers an attractive risk/reward, fundamentals deteriorate, or to manage risk and reallocate toward more attractive opportunities.

Allspring Opportunity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
We combine quantitative methods with fundamental analysis to select companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary alpha model that considers valuation, quality, and momentum characteristics to identify undervalued or mispriced securities. Stocks that are attractively ranked by the alpha model are candidates for purchase. These candidates undergo further qualitative analysis, which include evaluating a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a target portfolio of securities that are diversified among major economic sectors. We may sell a holding when its price no longer offers an attractive risk/reward, fundamentals deteriorate, or to manage risk and reallocate toward more attractive opportunities.